OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Operating costs and expenses
Third-party services	[1]	R$ (18,892,716)		R$ (17,459,482)		R$ (16,380,658)
Depreciation and amortization	[2]	(14,944,404)		(14,202,285)		(13,389,573)
Personnel	[3]	(6,369,578)		(5,982,421)		(5,613,762)
Cost of goods sold		(4,555,544)		(4,468,045)		(4,301,092)
Taxes, charges and contributions	[4]	(2,089,414)		(2,110,992)		(2,130,117)
Rental, insurance, condominium and connection means		(1,372,201)	[5]	(1,508,001)	[5]	(1,364,104)
Estimated impairment losses on accounts receivable		(1,581,337)		(1,523,263)		(1,362,678)	[5]
Materials and other operating costs and expenses		(239,891)		(256,482)		(269,952)
Total		(50,045,085)		(47,510,971)		(44,811,936)
Cost of sales and services
Operating costs and expenses
Third-party services	[1]	(11,275,654)		(10,294,946)		(9,419,794)
Depreciation and amortization	[2]	(12,367,635)		(11,713,054)		(10,997,645)
Personnel	[3]	(1,414,603)		(1,366,540)		(1,302,479)
Cost of goods sold		(4,555,544)		(4,468,045)		(4,301,092)
Taxes, charges and contributions	[4]	(1,995,405)		(2,029,196)		(2,060,261)
Rental, insurance, condominium and connection means		(1,242,310)	[5]	(1,383,815)	[5]	(1,241,597)
Materials and other operating costs and expenses		(74,217)		(96,562)		(92,532)
Total		(32,925,368)		(31,352,158)		(29,415,400)
Selling expenses
Operating costs and expenses
Third-party services	[1]	(6,327,480)		(5,994,001)		(5,889,946)
Depreciation and amortization	[2]	(1,705,498)		(1,671,280)		(1,541,485)
Personnel	[3]	(3,504,659)		(3,532,543)		(3,415,532)
Taxes, charges and contributions	[4]	(34,409)		(39,086)		(29,492)
Rental, insurance, condominium and connection means		(73,616)	[5]	(73,696)	[5]	(72,742)
Estimated impairment losses on accounts receivable		(1,581,337)		(1,523,263)		(1,362,678)	[5]
Materials and other operating costs and expenses		(121,113)		(119,930)		(127,365)
Total		(13,348,112)		(12,953,799)		(12,439,240)
General and administrative expenses
Operating costs and expenses
Third-party services	[1]	(1,289,582)		(1,170,535)		(1,070,918)
Depreciation and amortization	[2]	(871,271)		(817,951)		(850,443)
Personnel	[3]	(1,450,316)		(1,083,338)		(895,751)
Taxes, charges and contributions	[4]	(59,600)		(42,710)		(40,364)
Rental, insurance, condominium and connection means		(56,275)	[5]	(50,490)	[5]	(49,765)
Materials and other operating costs and expenses		(44,561)		(39,990)		(50,055)
Total		R$ (3,771,605)		R$ (3,205,014)		R$ (2,957,296)

[1]	Includes costs and expenses for interconnection and use of networks, advertising and publicity, plant maintenance, electricity, security, cleaning, TV content purchase, commercial brokerage and intermediation, partnerships, call center, back office, logistics and storage, preparation and posting of telephone bills, banking services, among others.
[2]	Includes the consolidated amounts of R$3,723,418 and R$3,453,239 and R$3,049,570 in the years ended December 31, 2025, 2024 and 2023, respectively, related to the leases depreciation (Note 13.e.).
[3]	Includes costs and expenses with fees, salaries, social charges and benefits, profit sharing, stock-based compensation plans, pension plans and other post-employment benefits, training, transportation, health and nutrition.
[4]	Includes costs and expenses with FISTEL, FUST, FUNTTEL, liens for renewal of licenses and other taxes, fees and contributions.
[5]	Includes costs and expenses of infrastructure, real estate, equipment, vehicles, insurance and means of connection..Includes low-value lease amounts of R$6,616, R$7,066 and R$12,425 in December 31, 2025, 2024 and 2023, respectively.